UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

555 Taxter Road Suite 175
Elmsford, NY 10523
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - September 30, 2008 (Unaudited)

Identifier	COMMON STOCKS - 67.95%	Shares	Value

	Aerospace & Defense - 3.93%
CAI	CACI International, Inc. - Class A*(1)	80,000	$4,008,000

	Asian Exchanges - 4.16%
388 HK	Hong Kong Exchanges & Clearing Limited	100,000	1,198,993
8697 JP	Osaka Securities Exchange Co., Ltd.	144	392,512
SGX SP	Singapore Exchange Limited	620,000	2,645,092
			4,236,597

	Asset Management - 0.84%
URB/A CN	Urbana Corp. - Non Voting Class A*	240,000	372,093
GROW	US Global Investors, Inc. - Class A(1)	48,000	482,400
			854,493

	Capital Markets - 0.28%
CLST LN	Collins Stewart plc	4,000	4,551
NTRS	Northern Trust Corp.(1)	2,000	144,400
STT	State Street Corporation	2,000	113,760
TLPR LN	Tullett Prebon plc	4,000	19,485
			282,196

	Commercial Services & Supplies - 5.62%
CDCO	Comdisco Holding Company, Inc.*(1)	194,400	1,848,744
CSGP	CoStar Group, Inc.*(1)	2,000	90,780
RBA	Ritchie Bros. Auctioneers, Incorporated	162,000	3,784,320
			5,723,844

	Computers & Peripherals - 0.56%
AAPL	Apple, Inc.*	5,000	568,300

	Diversified Consumer Services - 0.40%
APOL	Apollo Group, Inc. - Class A*(1)	2,000	118,600
BID	Sotheby's(1)	14,400	288,864
			407,464

	Diversified Financial Services - 1.78%
CLE LN	Climate Exchange PLC*	40,000	728,915
CME	CME Group, Inc.(1)	2,476	919,859
ICE	IntercontinentalExchange Inc.*(1)	2,000	161,360
			1,810,134

	Diversified Telecommunication Services - 0.80%
CN	China Netcom Group Corp. (Hong Kong) Limited - ADR(1)	18,000	818,640

	European Exchanges - 0.68%
OMX SS	OMX AB*	18,000	688,928

	Holding Company - 15.95%
GBLB BB	Groupe Bruxelles Lambert S.A.	18,000	1,531,443
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	56
LUK	Leucadia National Corporation	324,000	14,722,560
			16,254,059

	Hotels, Restaurants & Leisure - 0.00%
IILG	Interval Leisure Group, Inc.*	200	2,080

	Household Durables - 0.76%
IEP	Icahn Enterprises LP	18,000	774,900

	Internet & Catalog Retail - 0.53%
EBAY	eBay, Inc.*	24,000	537,120
HSNI	HSN, Inc.*	200	2,202
TKTM	Ticketmaster*(1)	200	2,146
			541,468

	Internet Software & Services - 0.96%
BIDU	Baidu.com, Inc. - ADR*	1,000	248,230
GOOG	Google Inc. - Class A*	1,800	720,936
IACI	IAC/InterActiveCorp*(1)	500	8,650
			977,816

	IT Services - 9.24%
BR	Broadridge Financial Solutions, Inc.	32,000	492,480
IRM	Iron Mountain Incorporated*(1)	6,000	146,460
MANT	ManTech International Corporation - Class A*(1)	140,000	8,300,600
MA	Mastercard, Inc. - Class A(1)	2,000	354,660
V	Visa, Inc. - Class A(1)	2,000	122,780
			9,416,980

	Leisure Equipment & Products - 0.01%
MVL	Marvel Entertainment, Inc.*(1)	322	10,993

	Media - 14.79%
DWA	DreamWorks Animation SKG, Inc. - Class A*	146,000	4,591,700
SSP	The E.W. Scripps Company - Class A	1,333	9,424
IAR	Idearc Inc.(1)	364,000	455,000
LBTYK	Liberty Global, Inc. - Series C*(1)	100,707	2,828,860
SNI	Scripps Networks Interactive - Class A(1)	4,000	145,240
SIRI	Sirius XM Radio, Inc.*	46,000	26,220
TWX	Time Warner, Inc.	240,000	3,146,400
DIS	The Walt Disney Co.(1)	1,380	42,352
WMG	Warner Music Group Corp.(1)	240,000	1,824,000
WPO	The Washington Post Company - Class B(1)	3,600	2,004,336
			15,073,532

	Other Exchanges - 0.85%
ASX AU	ASX Ltd.	18,000	428,869
JSE SJ	JSE Limited	60,000	391,405
NZX NZ	NZX Ltd.	12,000	50,267
			870,541

	Publishing - 1.08%
MCO	Moody's Corporation(1)	4,000	136,000
RHD	R.H. Donnelley Corporation*(1)	484,000	963,160
			1,099,160

	Software - 3.07%
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,000	648,000
MVSN	Macrovision Solutions Corporation*(1)	152,880	2,351,294
MSFT	Microsoft Corp.	5,000	133,450
			3,132,744

	Special Purpose Entity - 0.07%
ADPAO	Adelphia Contingent Value Vehicle CVV Series ACC-4 Int*+	250,827	-
ADPAL	Adelphia Recovery Trust Series ACC-6 E/F Int*+	4,878,645	73,180
			73,180

	Thrifts & Mortgage Finance - 0.00%
TREE	Tree.com, Inc.*	33	159

	U.S. Equity Exchanges - 1.59%
NDAQ	The Nasdaq OMX Group, Inc.*(1)	48,000	1,467,360
NYX	NYSE Euronext	4,000	156,720
			1,624,080

	Wireless Telecommunication Services - 0.00%
SNSHA	Sunshine PCS Corp. - Class A*	149,890	450
	TOTAL COMMON STOCKS (cost $49,247,761)		69,250,738

	ESCROW NOTES - 0.00%
	Adelphia Communications Corp.*+	200,000	—
	Adelphia Communications Corp. Preferred*+	190,000	—
	TOTAL ESCROW NOTES (cost $0)		—

		Principal
	CONVERTIBLE BONDS - 1.72%	Amount
	Diversified Telecommunication Services - 1.72%
52729NAS9	Level 3 Communications, Inc., CLB
	6.000%, 03/15/2010(1)	$2,000,000	1,750,000
	TOTAL CONVERTIBLE BONDS (cost $1,590,427)		1,750,000

	RIGHTS - 1.02%	Shares
	Commercial Services & Supplies - 1.02%
CDCOR	Comdisco Holding Company, Inc.	12,240,699	$1,040,460
	Expiration Date: 12/31/2050*
	Strike Price $1.00 #
	TOTAL RIGHTS (cost $3,253,775)		1,040,460

		Principal
	SHORT-TERM INVESTMENTS - 29.25%	Amount
	US Government Agency Issues - 8.42%
313384J91	Federal Home Loan Bank Discount Note
	1.883%, 10/09/2008	$8,586,000	8,582,470

	Money Market Funds - 20.83%	Shares
FGVXX	First American Government Obligations Fund - Class Y	4,750,000	4,750,000
FIUXX	First American Prime Obligations Fund - Class I	2,726,067	2,726,067
FAIXX	First American Prime Obligations Fund - Class Y	4,657,263	4,657,263
FFCXX	First American Tax Free Obligations Fund - Class Y	4,591,135	4,591,135
FOCXX	First American Treasury Obligations Fund - Class Y	4,502,920	4,502,920
	TOTAL MONEY MARKET FUNDS		$21,227,385

	TOTAL SHORT-TERM INVESTMENTS (cost $29,809,855)		$29,809,855

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 15.30%
	Investment Companies - 15.30%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	15,587,721	15,587,721
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $15,587,721)		15,587,721

	TOTAL INVESTMENTS - 115.24%		$117,438,774
	(cost $99,489,539)(a)

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipt.
CLB - Callable Security.
+ - Security is considered illiquid. The aggregate value of such securities is $73,180 or 0.1% of net assets.
(1) This security or a portion of this security was out on loan at September 30, 2008. Total loaned securities had a market value of $15,076,794 at September 30, 2008.

(a) The cost basis of investments for federal tax purposes at September 30, 2008 was as follows@:

Cost of investments	$ 102,148,041
Gross unrealized appreciation		30,245,655
Gross unrealized depreciation		(14,954,922)
Net unrealized appreciation	$ 15,290,733

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 106,458,304	$ —
Level 2 - Other significant observable inputs	10,907,290	—
Level 3 - Significant unobservable inputs	73,180	—
Total	$ 117,438,774	$ —

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)*	—	—
Change in unrealized appreciation	—	—
(depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	73,180	—
Balance as of 9/30/08	$ 73,180	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - September 30, 2008 (Unaudited)

Identifier	COMMON STOCKS - 98.28%	Shares	Value

	Airlines - 2.30%
753 HK	Air China Limited - Class H	50,000	$21,958
670 HK	China Eastern Airlines Corporation Limited - Class H*	100,000	17,128
1055 HK	China Southern Airlines Company Limited - Class H*	96,000	18,916
			58,002

	Asian Exchanges - 10.64%
388 HK	Hong Kong Exchanges & Clearing Limited	9,500	113,904
PSE PM	Philippine Stock Exchange, Inc.	3,200	24,315
SGX SP	Singapore Exchange Limited	30,500	130,121
			268,340

	Asset Management - 8.80%
CML SJ	Coronation Fund Managers Ltd.	30,000	20,823
DC/A CN	Dundee Corporation - Class A*	1,600	15,681
URB/A CN	Urbana Corp. - Class A*	31,800	49,302
GROW	US Global Investors, Inc. - Class A(1)	7,000	70,350
806 HK	Value Partners Group Limited	111,000	65,758
			221,914

	Automobiles - 1.06%
TTM	Tata Motors Limited - ADR(1)	3,500	26,810

	Beverages - 1.97%
168 HK	Tsingtao Brewery Co. Limited - Class H	28,000	49,763

	Commercial Banks - 11.37%
3988 HK	Bank of China Ltd. - Class H	136,000	51,669
939 HK	China Construction Bank Corp. - Class H	70,000	45,435
HDB	HDFC Bank Ltd. - ADR(1)	620	52,669
IBN	ICICI Bank Ltd. - ADR	1,500	35,280
1398 HK	Industrial & Commercial Bank of China - Class H	80,000	47,187
SBKFF	State Bank of India - GDR	900	54,450
			286,690

	Construction & Engineering - 3.58%
1186 HK	China Railway Construction Corp. - Class H*	26,000	33,752
390 HK	China Railway Group Ltd. - Class H*	24,000	14,311
BOKA NA	Koninklijke Boskalis Westminster NV	400	18,673
NTBC LN	Noida Toll Bridge Company Ltd. - GDR*	4,000	23,500
			90,236

	Diversified Financial Services - 0.21%
IFSS LI	Indiabulls Financial Services Ltd. - GDR	1,000	5,270

	Diversified Telecommunication Services - 1.55%
2267781Z	CIBL Inc.*+	51	17,850
TCL	Tata Communications Limited - ADR	1,000	21,130
			38,980

	Electric Utilities - 4.15%
991 HK	Datang International Power Generation Company Limited - Class H	96,000	52,421
HNP	Huaneng Power International, Inc. - ADR	1,200	31,944
RIFS LI	Reliance Infrastructure Ltd. - GDR	450	20,250
			104,615

	Food - 0.29%
PJP IX	X5 Retail Group N.V. - GDR*	350	7,403

	Gaming - 0.66%
200 HK	Melco International Development Limited	60,000	16,691

	Holding Company - 0.00%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	160	5

	Hotel/Motel - 0.42%
IHTD LI	Indian Hotels Company Limited - GDR	5,000	10,500

	Hotels, Restaurants & Leisure - 0.63%
MPEL	Melco Crown Entertainment Ltd. - ADR*	4,000	15,960

	Insurance - 5.12%
2628 HK	China Life Insurance Co., Limited - ADR(1)	500	27,810
LFC	China Life Insurance Co., Limited - Class H	16,000	58,829
2318 HK	Ping An Insurance Group Company of China Limited - Class H	7,500	42,451
			129,090

	Metals & Mining - 3.25%
HNDNF	Hindalco Industries Limited - GDR (Acquired 08/06/08-08/11/08 at $34,279)^	10,000	20,920
358 HK	Jiangxi Copper Company Ltd. - Class H	14,000	13,667
SLT	Sterlite Industries India Ltd. - ADR	4,000	36,040
VED LN	Vedanta Resources Plc	550	11,274
			81,901

	Oil & Gas - 10.68%
FFF386 HK	China Petroleum & Chemical Corp. - ADR	250	19,582
SNP	China Petroleum & Chemical Corp. - Class H	64,000	49,701
1088 HK	China Shenhua Energy Company Limited - Class H	14,000	33,355
CEO	CNOOC Limited - ADR(1)	300	34,353
GAID LI	Gail India Limited - GDR	1,000	55,600
PTR	PetroChina Company Limited - ADR	350	35,956
RIGD LI	Reliance Industries Limited - GDR (Acquired 04/03/08-05/06/08 at $63,073)^	500	40,650
			269,197

	Other Exchanges - 0.58%
JSE SJ	JSE Limited	2,225	14,515

	Real Estate - 2.08%
12 HK	Henderson Land Development Company Limited	12,000	52,544

	Real Estate Investment Trusts (REITs) - 2.54%
823 HK	The Link REIT	31,000	63,957

	Real Estate Management & Development - 2.10%
1 HK	Cheung Kong Holdings Ltd.	4,000	44,431
XIN	Xinyuan Real Estate Company, Ltd. - ADR*	2,500	8,625
			53,056

	Software - 3.71%
FTIS LI	Financial Technologies (India) Ltd. - GDR	20,800	93,600

	Tobacco - 2.64%
ITC IX	ITC Limited - GDR	7,000	28,000
PM	Philip Morris International, Inc.	800	38,480
			66,480

	Transportation - 0.20%
NCSP LI	Novorossiysk Sea Trade Port - GDR*	800	5,120

	Transportation Infrastructure - 17.75%
995 HK	Anhui Expressway Co., Ltd. - Class H	66,000	34,254
694 HK	Beijing Capital International Airport Company Limited - Class H	185,000	150,100
357 HK	Hainan Meilan International Airport Company Limited - Class H	65,000	34,321
737 HK	Hopewell Highway Infrastructure Limited	34,000	23,514
54 HK	Hopewell Holdings Limited	16,000	57,284
177 HK	Jiangsu Expressway Company Ltd. - Class H	54,000	39,918
548 HK	Shenzhen Expressway Company Limited - Class H	54,000	21,698
107 HK	Sichuan Expressway Co. Limited - Class H	114,000	24,371
3382 HK	Tianjin Port Development Holdings Ltd.	148,000	34,309
576 HK	Zhejiang Expressway Co., Limited - Class H	48,000	27,941
			447,710

	Wireless Telecommunication Services - 0.00%
SNSHA	Sunshine PCS Corp. - Class A*	6,000	18
	TOTAL COMMON STOCKS (cost $3,571,890)		2,478,367

	PREFERRED STOCKS - 0.01%
	Diversified Telecommunication Services - 0.01%
PTVIP.PK	PTV, Inc. - Series A, CLB*	487	316
	TOTAL PREFERRED STOCKS (cost $3,774)		316

	SHORT-TERM INVESTMENTS - 1.02%
	Money Market Funds - 1.02%
FIUXX	First American Prime Obligations Fund - Class I	25,806	25,806
	TOTAL SHORT-TERM INVESTMENTS (cost $25,806)		25,806

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 5.78%
	Investment Companies - 5.78%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	145,725	145,725
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $145,725)		145,725

	TOTAL INVESTMENTS - 105.09%		$2,650,214
	(cost $3,747,195)(a)

Percentages are stated as a percent of net assets.

* - Non-income producing security.
^ - Restricted security.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
CLB - Callable Security.
+ - Security is considered illiquid. The aggregate value of such securities is $17,850 or 0.7% of net assets.
(1) - This security or a portion of this security was out on loan at September 30, 2008. Total loaned securities had a market value of $152,760 at September 30, 2008.

(a) The cost basis of investments for federal tax purposes at September 30, 2008 was as follows @:

Cost of investments	$ 3,873,756
Gross unrealized appreciation		30,771
Gross unrealized depreciation		(1,254,313)
Net unrealized depreciation	$ (1,223,542)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 2,469,472	$ —
Level 2 - Other significant observable inputs	162,892	—
Level 3 - Significant unobservable inputs	17,850	—
Total	$ 2,650,214	$ —

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)*	—	—
Change in unrealized appreciation	—	—
(depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	17,850	—
Balance as of 9/30/08	$ 17,850	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - September 30, 2008 (Unaudited)

Identifier	COMMON STOCKS - 87.37%	Shares	Value

	Aerospace & Defense - 0.73%
CAI	CACI International, Inc. - Class A*(1)	360,000	$18,036,000

	Airlines - 0.26%
753 HK	Air China Limited - Class H	2,000,000	878,317
670 HK	China Eastern Airlines Corporation Limited - Class H*	11,004,000	1,884,817
1055 HK	China Southern Airlines Company Limited - Class H*	18,444,000	3,634,239
			6,397,373

	Asian Exchanges - 5.03%
388 HK	Hong Kong Exchanges & Clearing Limited	6,700,000	80,332,524
8697 JP	Osaka Securities Exchange Co., Ltd.	4,800	13,083,729
SGX SP	Singapore Exchange Limited	7,340,000	31,314,473
			124,730,726

	Asset Management - 6.40%
BLK	BlackRock, Inc.(1)	54,000	10,503,000
BX	The Blackstone Group LP	400,000	6,136,000
BAM	Brookfield Asset Management Inc. - Class A(1)	2,736,000	75,075,840
CNS	Cohen & Steers, Inc.(1)	348,000	9,858,840
EV	Eaton Vance Corp.(1)	456,000	16,064,880
LM	Legg Mason, Inc.(1)	232,000	8,829,920
POW CN	Power Corporation of Canada	928,000	27,205,638
PZN	Pzena Investment Management, Inc. - Class A(1)	306,174	2,902,530
URB/A CN	Urbana Corp. - Non Voting Class A*	424,000	657,364
GROW	US Global Investors, Inc. - Class A(1)	100,000	1,005,000
806 HK	Value Partners Group Limited	744,000	440,755
			158,679,767

	Auto Components - 0.28%
6201 JP	Toyota Industries Corporation	280,000	6,910,818

	Automobiles - 0.00%
2333 HK	Great Wall Motor Company Limited - Class H	20,000	8,345

	Beverages - 0.62%
STZ	Constellation Brands, Inc. - Class A*(1)	1,800	38,628
DPS	Dr. Pepper Snapple Group, Inc.*	1,920	50,842
RI FP	Pernod-Ricard SA	41,680	3,625,062
RCO FP	Remy Cointreau SA	3,600	168,158
168 HK	Tsingtao Brewery Co. Limited - Class H	6,424,000	11,416,988
			15,299,678

	Biotechnology - 0.23%
CRL	Charles River Laboratories International, Inc.*(1)	104,000	5,775,120

	Brokerage & Investment Banking - 0.17%
GHL	Greenhill & Co., Inc.(1)	58,000	4,277,500

	Capital Markets - 1.79%
BK	The Bank of New York Mellon Corp.	736,060	23,980,835
CLST LN	Collins Stewart plc	40,000	45,513
GFIG	GFI Group, Inc.(1)	144,000	678,240
LAB	LaBranche & Co. Inc.*(1)	1,376,000	6,192,000
NTRS	Northern Trust Corp.(1)	56,000	4,043,200
STT	State Street Corporation	160,248	9,114,906
TLPR LN	Tullett Prebon plc	72,000	350,732
			44,405,426

	Chemicals - 1.53%
NZYMB DC	Novozymes A/S - Class B	200	17,547
POT	Potash Corporation of Saskatchewan Inc.(1)	1,200	158,412
SIAL	Sigma-Aldrich Corp.(1)	720,000	37,742,400
			37,918,359

	Commercial Banks - 1.42%
3988 HK	Bank of China Ltd. - Class H	9,884,000	3,755,102
CATY	Cathay General Bancorp(1)	144,000	3,427,200
CLFC	Center Financial Corporation	199,334	2,545,495
939 HK	China Construction Bank Corp. - Class H	7,268,000	4,717,505
EWBC	East West Bancorp, Inc.(1)	132,000	1,808,400
HAFC	Hanmi Financial Corporation(1)	212,000	1,070,600
1398 HK	Industrial & Commercial Bank of China - Class H	7,560,000	4,459,172
MTB	M&T Bank Corporation(1)	24,000	2,142,000
NARA	Nara Bancorp, Inc.(1)	194,000	2,172,800
SBID LI	State Bank of India - GDR(1)	72,000	4,356,000
UCBH	UCBH Holdings, Inc.(1)	152,000	974,320
WFC	Wells Fargo & Company(1)	40,000	1,501,200
WIBC	Wilshire Bancorp, Inc.(1)	192,000	2,336,640
			35,266,434

	Commercial Services & Supplies - 0.01%
EFX	Equifax Inc.(1)	100	3,445
PICO	PICO Holdings, Inc.*(1)	8,000	287,280
			290,725

	Construction & Engineering - 0.01%
390 HK	China Railway Group Ltd. - Class H*	380,000	226,585

	Consumer Finance - 0.08%
STU	The Student Loan Corporation	20,000	1,860,000

	Diversified Consumer Services - 0.40%
BID	Sotheby's(1)	488,000	9,789,280

	Diversified Financial Services - 3.23%
AGO	Assured Guaranty Ltd.(1)	1,993,500	32,414,310
CLE LN	Climate Exchange PLC*	80,000	1,457,830
CME	CME Group, Inc.(1)	20,000	7,430,200
53 HK	Guoco Group Limited	66,000	552,490
LSE LN	London Stock Exchange Group plc	1,664,291	25,534,830
PARG SW	Pargesa Holding SA	80,000	6,803,060
TPL	Texas Pacific Land Trust	158,000	5,909,200
			80,101,920

	Diversified Food - 0.00%
CBY	Cadbury PLC - ADR	2,560	104,807

	Diversified Telecommunication Services - 0.40%
CN	China Netcom Group Corporation (Hong Kong) Limited - ADR(1)	218,000	9,914,640

	Electric Utilities - 2.15%
AYE	Allegheny Energy, Inc.(1)	440,000	16,178,800
BIP	Brookfield Infrastructure Partners LP	103,920	1,634,661
991 HK	Datang International Power Generation Company Limited - Class H	16,480,000	8,998,912
1071 HK	Huadian Power International Corporation - Class H	1,040,000	257,159
KEP	Korea Electric Power Corporation - ADR(1)	400,000	4,956,000
USERY	RAO Unified Energy System of Russia - ADR+	52,000	5,304,000
SRP	Sierra Pacific Resources	1,654,000	15,845,320
			53,174,852

	Energy Equipment & Services - 0.01%
2883 HK	China Oilfield Services Limited - Class H	300,000	273,154

	European Exchanges - 0.58%
BME SM	Bolsas y Mercados Espanoles	40,000	1,015,303
DB1 GR	Deutsche Boerse AG	112,000	10,070,587
OMX SS	OMX AB*	88,000	3,368,092
			14,453,982

	Food Products - 0.72%
KFT	Kraft Foods Inc. - Class A	548,000	17,947,000

	Gaming - 3.28%
LVS	Las Vegas Sands Corp.*(1)	360,000	12,999,600
200 HK	Melco International Development Limited	2,728,000	758,866
MGM	MGM Mirage*(1)	420,400	11,981,400
WYNN	Wynn Resorts Limited(1)	681,000	55,596,840
			81,336,706

	Health Care Equipment & Supplies - 0.02%
SYK	Stryker Corp.(1)	6,000	373,800

	Holding Company - 8.89%
BRK/A	Berkshire Hathaway Inc. - Class A*	450	58,770,000
BRK/B	Berkshire Hathaway Inc. - Class B*	9,616	42,262,320
GBLB BB	Groupe Bruxelles Lambert S.A.	222,000	18,887,799
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	24,000	676
LUK	Leucadia National Corporation(1)	2,210,000	100,422,400
PAOR FP	Paris Orleans et Cie SA	200	7,109
			220,350,304

	Hotels, Restaurants & Leisure - 0.08%
LTO IM	Lottomatica S.p.A.	2,000	52,088
BAIN FP	Societe des Bains de Mer et du Cercle des Estrangers a Monaco	2	1,757
WEN	Wendy's/Arby's Group, Inc. - Class A(1)	396,000	2,082,960
			2,136,805

	Household Durables - 1.50%
FO	Fortune Brands, Inc.(1)	4,000	229,440
IEP	Icahn Enterprises LP	494,600	21,292,530
JAH	Jarden Corporation*(1)	670,000	15,711,500
			37,233,470

	Independent Power Producers & Energy Traders - 1.64%
CPN	Calpine Corp.*(1)	2,400,049	31,200,639
DYN	Dynegy, Inc. - Class A*(1)	2,640,165	9,451,791
			40,652,430

	Insurance - 5.10%
ABK	Ambac Financial Group, Inc.(1)	3,100,600	7,224,398
LFC	China Life Insurance Co., Limited - ADR(1)	324,666	18,057,923
2628 HK	China Life Insurance Co., Limited - Class H	720,000	2,647,315
GWO CN	Great-West Lifeco, Inc.(1)	128,000	3,776,556
L	Loews Corporation(1)	290,000	11,452,100
MKL	Markel Corporation*(1)	83,800	29,455,700
MBI	MBIA Inc.(1)	2,000,200	23,802,380
2328 HK	PICC Property & Casualty Co. Ltd. - Class H	4,000,000	1,576,334
2318 HK	Ping An Insurance Group Company of China Limited - Class H	2,100,000	11,886,257
WSC	Wesco Financial Corporation	1,700	606,900
WTM	White Mountains Insurance Group Ltd.	34,000	15,971,500
			126,457,363

	Internet & Catalog Retail - 0.16%
EBAY	eBay, Inc.*(1)	180,000	4,028,400

	Internet Software & Services - 0.12%
GOOG	Google Inc. - Class A*	7,200	2,883,744

	IT Services - 0.89%
BR	Broadridge Financial Solutions, Inc.	100,000	1,539,000
MA	Mastercard, Inc. - Class A(1)	88,800	15,746,904
V	Visa, Inc. - Class A(1)	6,000	368,340
WU	The Western Union Company(1)	180,000	4,440,600
			22,094,844

	Media - 2.63%
DWA	DreamWorks Animation SKG, Inc. - Class A*(1)	486,000	15,284,700
SSP	The E.W. Scripps Company - Class A	52,666	372,349
SNI	Scripps Networks Interactive - Class A(1)	158,000	5,736,980
TWX	Time Warner, Inc.	1,456,000	19,088,160
DIS	The Walt Disney Co.(1)	18,400	564,696
WMG	Warner Music Group Corp.(1)	1,630,000	12,388,000
WPO	The Washington Post Company - Class B(1)	21,000	11,691,960
9399 JP	Xinhua Finance Ltd.*	100	1,391
			65,128,236

	Metals & Mining - 2.46%
AAUK	Anglo American PLC - ADR(1)	2,296,080	38,413,418
FNV CN	Franco-Nevada Corporation	654,000	12,321,071
FCX	Freeport-McMoRan Copper & Gold Inc.(1)	2,680	152,358
RTP	Rio Tinto Plc - ADR(1)	36,000	8,982,000
1171 HK	Yanzhou Coal Mining Company Limited - Class H	1,020,000	1,050,890
			60,919,737

	Multiline Retail - 1.44%
SHLD	Sears Holdings Corporation*(1)	380,800	35,604,800

	Multi-Utilities - 1.52%
CNP	Centerpoint Energy, Inc.	600,000	8,742,000
CMS	CMS Energy Corporation(1)	400,000	4,988,000
NRG	NRG Energy, Inc.*(1)	232,000	5,742,000
RRI	Reliant Energy Inc.*	2,462,000	18,095,700
			37,567,700

	Oil & Gas - 0.02%
135 HK	CNPC Hong Kong Limited	1,200,000	502,264

	Oil, Gas & Consumable Fuels - 12.33%
CCJ	Cameco Corporation(1)	200,000	4,462,000
CNQ	Canadian Natural Resources Ltd.	680,000	46,552,800
COSWF	Canadian Oil Sands Trust	1,676,000	61,100,224
1898 HK	China Coal Energy Company - Class H	3,000,000	3,083,125
1088 HK	China Shenhua Energy Company Limited - Class H	280,000	667,109
CEO	CNOOC Limited - ADR(1)	58,000	6,641,580
EP	El Paso Corporation(1)	1,186,000	15,133,360
ECA	EnCana Corporation(1)	434,000	28,526,820
OGZPY	Gazprom OAO - ADR	744,000	21,055,200
IMO	Imperial Oil Ltd.(1)	582,000	24,793,200
MRO	Marathon Oil Corp.(1)	180,060	7,178,992
NEGI	National Energy Group, Inc.*	50,000	175,000
NXY	Nexen Inc.	600,000	13,938,000
NHYDY	Norsk Hydro ASA - ADR(1)	28,000	183,515
PWE	Penn West Energy Trust(1)	470,000	11,327,000
PCZ	Petro-Canada	160,000	5,336,000
PBR	Petroleo Brasileiro S.A. - ADR(1)	48,000	2,109,600
SD	SandRidge Energy, Inc.*(1)	200,000	3,920,000
STO	StatoilHydro ASA - ADR(1)	144,054	3,428,485
SU	Suncor Energy, Inc.(1)	1,092,000	46,016,880
WZR CN	WesternZagros Resources Ltd.*	34,400	39,757
			305,668,647

	Other Exchanges - 1.00%
ASX AU	ASX Ltd.	722,000	17,202,431
JSE SJ	JSE Limited	720,000	4,696,861
NZX NZ	NZX Ltd.	24,329	101,911
X CN	TMX Group Inc.	104,044	2,835,120
			24,836,323

	Paper & Forest Products - 0.00%
POPE	Pope Resources Inc. LP	1,800	51,210

	Pharmaceuticals - 1.60%
1093 HK	China Pharmaceutical Group Limited	1,200,000	386,357
FRX	Forest Laboratories, Inc.*	154,000	4,355,120
GSK	GlaxoSmithKline plc - ADR(1)	36,000	1,564,560
MYL	Mylan, Inc.*(1)	48,000	548,160
NVS	Novartis AG - ADR(1)	24,000	1,268,160
NVO	Novo-Nordisk A/S - ADR	84,000	4,300,800
PFE	Pfizer, Inc.	1,236,000	22,791,840
SNY	Sanofi-Aventis - ADR	132,000	4,338,840
TEVA	Teva Pharmaceutical Industries Ltd. - ADR(1)	2,000	91,580
			39,645,417

	Publishing - 0.02%
JW/A	John Wiley & Sons, Inc. - Class A	8,000	323,600
JW/B	John Wiley & Sons, Inc. - Class B	2,000	80,260
RHD	R.H. Donnelley Corporation*(1)	50,000	99,500
			503,360

	Real Estate - 0.73%
12 HK	Henderson Land Development Company Limited	4,120,000	18,040,271
242 HK	Shun Tak Holdings Limited	72,000	24,480
			18,064,751

	Real Estate Investment Trusts (REITs) - 0.98%
ALX	Alexander's, Inc.(1)	8,400	3,360,000
DFR	Deerfield Capital Corporation(1)	36,049	23,432
823 HK	The Link REIT	7,068,000	14,582,298
VNO	Vornado Realty Trust(1)	68,000	6,184,600
			24,150,330

	Real Estate Management & Development - 2.97%
1 HK	Cheung Kong (Holdings) Limited	1,688,000	18,749,879
FCE/A	Forest City Enterprises, Inc. - Class A(1)	1,290,400	39,576,568
10 HK	Hang Lung Group Limited	300,000	934,983
JOE	The St. Joe Company*(1)	240,000	9,381,600
4 HK	Wharf Holdings Ltd.	1,564,000	4,380,896
20 HK	Wheelock and Company Limited	264,000	473,951
			73,497,877

	Road & Rail - 4.30%
BNI	Burlington Northern Santa Fe Corp.(1)	352,000	32,535,360
CSX	CSX Corp.(1)	428,000	23,355,960
525 HK	Guangshen Railway Company Limited - Class H	180,000	87,626
NSC	Norfolk Southern Corp.(1)	384,200	25,437,882
UNP	Union Pacific Corp.	353,000	25,119,480
			106,536,308

	Software - 0.05%
FTIS LI	Financial Technologies (India) Ltd. - GDR	288,400	1,297,800

	State Commercial Banks - 0.01%
PFBC	Preferred Bank Los Angeles(1)	18,000	201,780

	Thrifts & Mortgage Finance - 1.11%
FRE	Federal Home Loan Mortgage Corporation(1)	9,040,900	15,459,939
FNM	Federal National Mortgage Association(1)	7,837,000	11,990,610
			27,450,549

	Tobacco - 0.89%
PM	Philip Morris International, Inc.	460,000	22,126,000

	Transportation Infrastructure - 1.99%
995 HK	Anhui Expressway Co., Ltd. - Class H	5,180,000	2,688,449
694 HK	Beijing Capital International Airport Company Limited - Class H	34,560,000	28,040,207
357 HK	Hainan Meilan International Airport Company Limited - Class H	4,096,000	2,162,772
54 HK	Hopewell Holdings Limited	12,000	42,963
177 HK	Jiangsu Expressway Company Ltd. - Class H	5,900,000	4,361,449
548 HK	Shenzhen Expressway Company Limited - Class H	8,820,000	3,543,970
107 HK	Sichuan Expressway Co. Limited - Class H	18,000,000	3,848,110
3382 HK	Tianjin Port Development Holdings Ltd.	2,000,000	463,628
576 HK	Zhejiang Expressway Co., Limited - Class H	7,200,000	4,191,195
			49,342,743

	U.S. Equity Exchanges - 3.19%
NDAQ	The Nasdaq OMX Group Inc.*(1)	1,632,000	49,890,240
NYX	NYSE Euronext(1)	742,552	29,093,187
			78,983,427

	Wireless Telecommunication Services - 0.40%
CHL	China Mobile Limited - ADR(1)	180,000	9,014,400
762 HK	China Unicom Limited	640,000	954,455
			9,968,855
	TOTAL COMMON STOCKS (cost $2,399,090,599)		2,165,438,471
		Principal
	ESCROW NOTES - 0.00%	Amount
	Calpine Corporation (converted from Calpine Corp., 8.500%, 02/15/2011)*+	$1,000,000	-
	Calpine Corporation (converted from Calpine Corp., 10.500%, 05/15/2015)*+	300,000	-
	Calpine Corporation (converted from Calpine Corp., 8.750%, 07/15/2008)*+	200,000	-
	Calpine Corporation (converted from Calpine Corp., 7.875%, 04/01/2008)*+	200,000	-
	Calpine Corporation (converted from Calpine Corp., 7.625%, 04/15/2050)*+	100,000	-
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	42,200,000	4
	TOTAL ESCROW NOTES (cost $0)		4

	CORPORATE BONDS - 0.05%
	Diversified Financial Services - 0.05%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired
	10/19/2006-3/29/2007 at $2,775,288
	(Default Effective 4/29/2005)*	9,503,880	1,140,466
	TOTAL CORPORATE BONDS (cost $6,779,060)		1,140,466

	CALL OPTIONS PURCHASED - 0.04%	Contracts
	Diversified Financial Services - 0.01%
LUK.AD	Leucadia National Corporation
	Expiration: January 2009,
	Exercise Price: $20.00	72	177,840
	Insurance - 0.03%
L.AE	Loews Corporation
	Expiration: January 2009,
	Exercise Price: $25.00	500	730,000
	TOTAL CALL OPTIONS PURCHASED (cost $1,557,476)		907,840

	SHORT-TERM INVESTMENTS - 12.69%	Shares
	Money Market Funds - 12.69%
FGVXX	First American Government Obligations Fund - Class Y	75,042,531	75,042,531
FIUXX	First American Prime Obligations Fund - Class I	49,365,516	49,365,516
FAIXX	First American Prime Obligations Fund - Class Y	68,956,634	68,956,634
FFCXX	First American Tax Free Obligations Fund - Class Y	39,589,454	39,589,454
FOCXX	First American Treasury Obligations Fund - Class Y	81,543,060	81,543,060
	TOTAL SHORT-TERM INVESTMENTS (cost $314,497,195)		314,497,195

		Principal
	INVESTMENTS PURCHASED WITH THE CASH	Amount or Shares
	PROCEEDS FROM SECURITIES LENDING - 25.85%	or Par Value
	Investment Companies - 16.46%
	Mount Vernon Securities Lending Trust - Prime Portfolio	408,000,000	408,000,000

	Repurchase Agreements - 9.39%
	Barclays Repurchase Agreement,
	2.250%, dated 9/30/2008, due 10/01/2008
	Repurchase price $113,807,113(2)	113,800,000	113,800,000
	Greenwich Capital Repurchase Agreement,
	2.150%, dated 9/30/2008, due 10/01/2008
	Repurchase price $119,007,107(2)	119,000,000	119,000,000
			232,800,000
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $640,800,000)		640,800,000

	TOTAL INVESTMENTS - 126.00%		$3,122,783,976
	(cost $3,362,724,330)(a)

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
+ - Security is considered illiquid. The aggregate value of such securities is $5,304,004 or 0.2% of net assets.
(1)This security or a portion of this security was out on loan at September 30, 2008. Cash collateral for loaned securities totaled $679,934,651of which $640,800,000 was invested.
$39,000,000 of the collateral was a receivable pending the sale of Reserve Primary Fund. Total loaned securities had a market value of $681,701,979 at September 30, 2008. Market fluctuations may cause the value of the securities on loan to exceed the value of the collateral deposited. When this occurs, collateral is adjusted on the next business day based on the prior day's market fluctuations and the current day's lending activity.

(2)Repurchase Agreements are collaterized by:

Barclays Repurchase Agreement, 2.150%, due 10/01/2008, principal amount $113,800,000
Description			Value
FNMA, Pool 961963, 5.5000%, 3/1/2038			$13,128,696
FHLMC, Series 3420, Class AD, 5.5000%, 11/15/2037			7,603,882
FHLMC, Series 3382, Class FH, 3.6875%, 11/15/2037			4,969,670
FNMA, Series 2008-75, Class AF, 4.1068%, 09/25/2038			5,545,646
FNMA, Series 2008-56, Class HA, 5.2500%, 1/25/2023			5,457,819
FNMA, Series 2008-53, Class QF, 4.1068%, 7/25/2048			7,185,984
FHLMC, Series 3360, Class FA, 3.0475%, 8/15/2037			9,814,961
FHLMC, Series 3360, Class FC, 3.2075%, 5/15/2037			10,837,838
FHLMC, Series 3340, Class FB, 3.0468%, 7/15/2037			9,516,054
FNMA, Series 2008-18, Class FA, 3.3718%, 3/25/2038			4,951,647
FNMA, Series 2005-87, Class FG, 2.7718%, 10/25/2035			8,436,183
FNMA, Series 2003-36, Class OY, 4.5000%, 1/25/2027			4,929,004
FHLMC, Pool G04448, 5.5000%, 7/1/2038			8,704,764
FNMA, Pool 975100, 5.5000%, 6/1/2038			14,993,851
Total			$116,076,000

Greenwich Capital Repurchase Agreement, 2.250%, due 10/01/2008, principal amount $119,000,000
Description			Value
FHLMC, Pool G04760, 6.5000%, 10/1/2038			$37,743,656
FHLMC, Pool G04760, 6.5000%, 10/1/2038			19,376,977
FHLMC, Pool A77766, 6.0000%, 6/1/2038			8,092,475
FHLMC, Pool G04708, 5.5000%, 8/1/2038			56,174,322
Total			$121,387,430

(a)The cost basis of investments for federal tax purposes at September 30, 2008 was as follows@:

Cost of investments	$ 3,376,954,888
Gross unrealized appreciation		245,683,714
Gross unrealized depreciation		(499,854,626)
Net unrealized depreciation	$ (254,170,912)

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 3,115,041,706	$ —
Level 2 - Other significant observable inputs	2,438,266	—
Level 3 - Significant unobservable inputs	5,304,004	—
Total	$ 3,122,783,976	$ —

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)*	—	—
Change in unrealized appreciation	—	—
(depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	5,304,004	—
Balance as of 9/30/08	$ 5,304,004	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2008 (Unaudited)

Identifier	COMMON STOCKS - 93.53%	Shares	Value
	Biotechnology - 27.32%
AEZS	AEterna Zentaris Inc.*(1)	102,500	$60,475
AFFX	Affymetrix, Inc.*(1)	26,000	201,240
AMRI	Albany Molecular Research, Inc.*	34,000	615,060
ARNA	Arena Pharmaceuticals, Inc.*(1)	40,000	200,000
AVXT	AVAX Technologies, Inc.*	50,000	2,250
AVGN	Avigen, Inc.*	51,000	204,000
BIIB	Biogen Idec, Inc.*(1)	26,250	1,320,112
CEGE	Cell Genesys, Inc.*(1)	73,725	43,498
CBST	Cubist Pharmaceuticals, Inc.*(1)	19,000	422,370
CRGN	CuraGen Corporation*	96,000	76,800
DCGN	deCODE genetics, Inc.*(1)	11,000	4,290
DNDN	Dendreon Corporation*(1)	29,000	165,590
FVRL	Favrille Inc.*(1)	43,000	688
HGSI	Human Genome Sciences, Inc.*(1)	21,000	133,350
IMCL	ImClone Systems, Inc.*(1)	8,000	499,520
IMGN	ImmunoGen, Inc.*(1)	14,000	68,740
IVGN	Invitrogen Corp.*(1)	27,000	1,020,600
ISA CN	Isotechnika, Inc.*	40,000	7,517
MEDX	Medarex, Inc.*	31,000	200,570
MBRX	Metabasis Therapeutics, Inc.*	44,000	49,720
ONTY	Oncothyreon, Inc.*	15,333	17,786
PGNX	Progenics Pharmaceuticals, Inc.*(1)	23,200	308,792
SVNT	Savient Pharmaceuticals Inc.*	25,000	372,750
TGEN	Targeted Genetics Corp.*	1,000	420
TELK	Telik, Inc.*(1)	71,000	46,860
VICL	Vical Incorporated*(1)	59,500	130,305
			6,173,303

	Chemicals - 2.83%
ATB CN	Atrium Innovations Inc.*	4,884	68,470
DOW	The Dow Chemical Co.(1)	18,000	572,040
			640,510

	Health Care Equipment & Supplies - 3.54%
COV	Covidien Ltd.(1)	14,750	792,960
TGX	Theragenics Corporation*	2,000	6,240
			799,200

	Health Care Providers & Services - 0.03%
IBLTZ	IMPATH Bankruptcy Liquidating Trust - Class A	26,000	6,240

	Life Sciences Tools & Services - 6.05%
LONN VX	Lonza Group AG	11,000	1,365,949

	Pharmaceuticals - 53.76%
ABT	Abbott Laboratories	18,000	1,036,440
AGEN	Antigenics, Inc.*	892	1,409
BMY	Bristol-Myers Squibb Company	33,000	688,050
1093 HK	China Pharmaceutical Group Limited	1,640,000	528,021
LLY	Eli Lilly & Company	26,000	1,144,780
EPCT	EpiCept Corporation*(1)	2,039	1,876
GENZ	Genzyme Corporation*(1)	18,538	1,499,539
GSK	GlaxoSmithKline plc - ADR(1)	24,673	1,072,289
JNJ	Johnson & Johnson	19,000	1,316,320
4508 JP	Mitsubishi Tanabe Pharma Corporation	16,000	219,190
NVS	Novartis AG - ADR(1)	27,000	1,426,680
PTIE	Pain Therapeutics, Inc.*(1)	30,000	293,100
PFE	Pfizer, Inc.	36,000	663,840
SNY	Sanofi-Aventis - ADR	23,000	756,010
SGP	Schering-Plough Corporation(1)	23,000	424,810
SCR	Simcere Pharmaceutical Group - ADR*	35,000	303,800
WYE	Wyeth	20,900	772,046
			12,148,200
	TOTAL COMMON STOCKS (cost $22,446,316)		21,133,402

	SHORT-TERM INVESTMENTS - 6.63%
	Money Market Funds - 6.63%
FIUXX	First American Prime Obligations Fund - Class I	$921,901	921,901
FAIXX	First American Prime Obligations Fund - Class Y	576,704	576,704
	TOTAL SHORT-TERM INVESTMENTS (cost $1,498,605)		1,498,605

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 45.15%
	Investment Companies - 45.15%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $10,202,482)	10,202,482	10,202,482

	TOTAL INVESTMENTS - 145.31%
	(cost $34,147,403)(a)		$32,834,489

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt.
(1) - This security or a portion of this security was out on loan at September 30, 2008. Total loaned securities had a market value of $9,862,237 at September 30, 2008.

(a) The cost basis of investments for federal tax purposes at September 30, 2008 was as follows @:

Cost of investments	$ 34,210,857
Gross unrealized appreciation		3,644,087
Gross unrealized depreciation		(5,020,455)
Net unrealized depreciation	$ (1,376,368)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 32,834,489	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 32,834,489	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

	KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
	The Small Cap Opportunities Portfolio
	Portfolio of Investments - September 30, 2008 (Unaudited)

Identifier	COMMON STOCKS - 96.57%	Shares	Value

	Aerospace & Defense - 0.84%
BBD/B CN	Bombardier Inc. - Class B(1)	300,000	$1,629,316
CAI	CACI International, Inc. - Class A*(1)	36,000	1,803,600
			3,432,916

	Airlines - 1.85%
CEA	China Eastern Airlines Corporation Limited - ADR*(1)	90,000	1,541,664
670 HK	China Eastern Airlines Corporation Limited - Class H*	6,000,000	1,027,708
ZNH	China Southern Airlines Company Limited - ADR*(1)	162,000	1,573,020
1055 HK	China Southern Airlines Company Limited - Class H	17,460,000	3,440,350
			7,582,742

	Asian Exchanges - 4.06%
8697 JP	Osaka Securities Exchange Co., Ltd.	1,700	4,633,821
SGX SP	Singapore Exchange Limited	2,808,000	11,979,705
			16,613,526

	Asset Management - 6.39%
CNS	Cohen & Steers, Inc.(1)	270,000	7,649,100
EV	Eaton Vance Corp.(1)	354,000	12,471,420
PZN	Pzena Investment Management, Inc. - Class A(1)	288,174	2,731,889
URB/A CN	Urbana Corp. - Non Voting Class A*	666,000	1,032,558
GROW	US Global Investors, Inc. - Class A(1)	180,000	1,809,000
806 HK	Value Partners Group Limited	798,000	472,746
			26,166,713

	Auto Components - 0.20%
DAN	Dana Holding Corporation*	48,000	232,320
FDML	Federal-Mogul Corporation*	48,000	602,400
			834,720

	Beverages - 2.87%
168 HK	Tsingtao Brewery Co. Limited - Class H	6,600,000	11,729,782

	Capital Markets - 7.27%
CSWC	Capital Southwest Corp.(1)	16,800	2,386,440
GFIG	GFI Group, Inc.(1)	12,000	56,520
IAAC	International Assets Holding Corporation*(1)	222,000	5,352,420
JEF	Jefferies Group, Inc.(1)	972,000	21,772,800
LAB	LaBranche & Co. Inc.*	46,000	207,000
			29,775,180

	Commercial Banks - 4.81%
BMBZF	BLOM Bank SAL - GDR	30,000	2,658,000
CATY	Cathay General Bancorp(1)	172,000	4,093,600
CLFC	Center Financial Corporation	200,000	2,554,000
EWBC	East West Bancorp, Inc.(1)	74,000	1,013,800
FMBL	Farmers & Merchants Bank of Long Beach CA	31	137,950
FBOD	First Bank of Delaware*	320,000	576,000
HAFC	Hanmi Financial Corporation(1)	220,062	1,111,313
NARA	Nara Bancorp, Inc.	230,000	2,576,000
UCBH	UCBH Holdings, Inc.(1)	320,000	2,051,200
WIBC	Wilshire Bancorp, Inc.(1)	240,000	2,920,800
			19,692,663

	Commercial Services & Supplies - 1.32%
CDCO	Comdisco Holding Company, Inc.*	9,000	85,590
CRRC	Courier Corporation	50,000	1,018,000
LW CN	Loring Ward International Ltd.	1,000	17,504
PICO	PICO Holdings, Inc.*(1)	72,000	2,585,520
RBA	Ritchie Bros. Auctioneers, Incorporated(1)	72,000	1,681,920
			5,388,534

	Construction & Engineering - 0.34%
PWR	Quanta Services, Inc.*(1)	52,000	1,404,520

	Consumer Finance - 0.03%
STU	The Student Loan Corporation	1,200	111,600

	Diversified Consumer Services - 0.98%
BID	Sotheby's(1)	200,000	4,012,000

	Diversified Financial Services - 2.96%
AGO	Assured Guaranty Ltd.(1)	24,000	390,240
CLE LN	Climate Exchange PLC*	82,000	1,494,275
OCX CN	Onex Corporation	42,000	1,084,088
RHJI BB	RHJ International*	800	7,230
TPL	Texas Pacific Land Trust	244,000	9,125,600
			12,101,433

	Diversified Telecommunication Services - 0.02%
2267781Z	CIBL Inc.*+	18	6,300
LICT	Lynch Interactive Corporation*	18	75,600
			81,900

	Electric Utilities - 3.17%
991 HK	Datang International Power Generation Company Limited - Class H	11,980,000	6,541,685
GXP	Great Plains Energy Incorporated(1)	57,000	1,266,540
1071 HK	Huadian Power International Corporation - Class H	1,456,000	360,022
SRP	Sierra Pacific Resources	502,000	4,809,160
			12,977,407

	Electronic Equipment & Instruments - 0.01%
31 HK	China Aerospace International Limited*	668,000	34,842

	Energy - 0.74%
SEMUF	Siem Industries Inc.	50,000	3,025,000

	Energy Equipment & Services - 0.08%
2883 HK	China Oilfield Services Limited - Class H*	384,000	349,637

	European Exchanges - 1.76%
OMX SS	OMX AB*	188,000	7,195,471

	Funds, Trusts, and Other Financial Vehicles - 0.07%
DXD	UltraShort Dow30 ProShares	600	36,912
MZZ	UltraShort MidCap400 ProShares	600	39,570
EFU	UltraShort MSCI EAFE ProShares	400	48,100
QID	UltraShort QQQ ProShares	1,000	54,720
TWM	UltraShort Russell 2000 ProShares	600	43,140
SDS	UltraShort S&P500 ProShares	600	42,180
SDD	UltraShort SmallCap 600 ProShares	600	44,220
			308,842
	Gaming - 0.25%
200 HK	Melco International Development Limited	3,700,000	1,029,254

	Gas Utilities - 0.40%
SUG	Southern Union Company	80,263	1,657,421

	Holding Company - 0.52%
BNB CN	BAM Investments Ltd.*	194,400	2,133,514

	Hotels, Restaurants & Leisure - 1.37%
BAIN FP	Societe des Bains de Mer et du Cercle des Estrangers a Monaco	20	17,569
WEN	Wendy's/Arby's Group, Inc. - Class A^	1,065,000	5,601,900
			5,619,469

	Household Durables - 10.17%
IEP	Icahn Enterprises LP	509,800	21,946,890
JAH	Jarden Corporation*(1)	840,000	19,698,000
			41,644,890

	Independent Power Producers & Energy Traders - 2.69%
CPN	Calpine Corp.*	720,128	9,361,664
DYN	Dynegy, Inc. - Class A*(1)	460,000	1,646,800
			11,008,464

	Industrial Conglomerates - 0.32%
Y	Alleghany Corporation*(1)	3,600	1,314,000

	Insurance - 6.86%
ABK	Ambac Financial Group, Inc.(1)	2,516,000	5,862,280
CVA	Covanta Holding Corporation*(1)	400,000	9,576,000
GLRE	Greenlight Capital Re, Ltd. - Class A*(1)	6,000	137,940
MBI	MBIA Inc.(1)	976,000	11,614,400
NWLIA	National Western Life Insurance Company - Class A(1)	1,600	387,312
WSC	Wesco Financial Corporation	1,400	499,800
			28,077,732

	IT Services - 1.19%
BR	Broadridge Financial Solutions, Inc.	100,000	1,539,000
MANT	ManTech International Corporation - Class A*(1)	56,000	3,320,240
			4,859,240

	Media - 6.99%
DWA	DreamWorks Animation SKG, Inc. - Class A*(1)	350,000	11,007,500
IAR	Idearc Inc.*(1)	2,596,000	3,245,000
WMG	Warner Music Group Corp.(1)	1,888,000	14,348,800
			28,601,300

	Metals & Mining - 4.54%
FMG AU	Fortescue Metals Group Ltd.*	1,400,000	5,155,600
FNV CN	Franco-Nevada Corporation	306,000	5,764,905
IMN CN	Inmet Mining Corporation(1)	150,000	6,985,201
1171 HK	Yanzhou Coal Mining Company Limited - Class H	672,000	692,351
			18,598,057

	Multi-Utilities - 4.72%
CMS	CMS Energy Corporation(1)	580,000	7,232,600
RRI	Reliant Energy Inc.*	1,642,000	12,068,700
			19,301,300

	Oil, Gas & Consumable Fuels - 1.82%
BLMC	Biloxi Marsh Lands Corporation	100	1,500
BGH	Buckeye GP Holdings LP	14,289	222,623
1898 HK	China Coal Energy Company - Class H	1,072,000	1,101,703
1088 HK	China Shenhua Energy Company Limited - Class H	100,000	238,253
135 HK	CNPC Hong Kong Limited	3,258,000	1,363,645
KEWL	Keweenaw Land Association Ltd.	300	61,500
NEGI	National Energy Group, Inc.*	382,000	1,337,000
PVG	Penn Virginia GP Holdings LP	104,000	2,172,560
UTS CN	UTS Energy Corporation*(1)	800,000	954,663
			7,453,447

	Other Exchanges - 1.36%
JSE SJ	JSE Limited	720,000	4,696,861
NZX NZ	NZX Ltd.	206,988	867,050
			5,563,911

	Pharmaceuticals - 0.16%
1093 HK	China Pharmaceutical Group Limited	2,056,000	661,957

	Publishing - 1.09%
RHD	R.H. Donnelley Corporation*(1)	2,000,246	3,980,490
VALU	Value Line, Inc.	14,000	468,860
			4,449,350

	Real Estate - 0.01%
SLED LI	Solidere - GDR	800	22,400

	Real Estate Investment Trusts (REITs) - 4.06%
ALX	Alexander's, Inc.(1)	16,000	6,400,000
NLY	Annaly Capital Management, Inc.(1)	142,000	1,909,900
DFR	Deerfield Capital Corporation(1)	96,648	62,821
823 HK	The Link REIT	4,000,000	8,252,574
			16,625,295

	Road & Rail - 0.01%
525 HK	Guangshen Railway Company Limited - Class H	72,000	35,050

	Software - 0.81%
FTIS LI	Financial Technologies (India) Ltd. - GDR	316,000	1,422,000
MVSN	Macrovision Solutions Corporation*(1)	122,304	1,881,036
			3,303,036

	State Commercial Banks - 0.26%
PFBC	Preferred Bank Los Angeles(1)	94,000	1,053,740

	Transportation Infrastructure - 6.12%
694 HK	Beijing Capital International Airport Company Limited - Class H	17,508,000	14,205,091
357 HK	Hainan Meilan International Airport Company Limited - Class H	6,040,000	3,189,244
548 HK	Shenzhen Expressway Company Limited - Class H	1,000,000	401,811
107 HK	Sichuan Expressway Co. Limited - Class H	30,704,000	6,564,021
3382 HK	Tianjin Port Development Holdings Ltd.	800,000	185,451
576 HK	Zhejiang Expressway Co., Limited - Class H	840,000	488,973
			25,034,591

	U.S. Equity Exchanges - 1.08%
NDAQ	The Nasdaq OMX Group Inc.*(1)	144,000	4,402,080
	TOTAL COMMON STOCKS (cost $490,586,494)		395,268,926

		Principal
	ESCROW NOTES - 0.00%	Amount
	Calpine Corporation (converted from Calpine Corp., 4.750%, 11/15/2023)*+	$14,400,000	1
	TOTAL ESCROW NOTES (cost $0)		1

	CORPORATE BONDS - 0.08%
	Diversified Financial Services - 0.08%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired on
	10/19/2006-5/17/2007 at $741,082
	(Default Effective 4/29/2005)*	2,783,965	334,076
	TOTAL CORPORATE BONDS (cost $1,308,078)		334,076

	RIGHTS - 0.19%	Shares
	Commercial Services & Supplies - 0.19%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date 12/31/2050*
	Strike Price $1.00#	9,050,400	769,284
	TOTAL RIGHTS (cost $2,836,438)		769,284

	CALL OPTIONS PURCHASED - 0.01%	Contracts
	Insurance - 0.01%
L.AF	Loews Corp.
	Expiration: January 2009,
	Exercise Price: $30.00	36	36,180
	TOTAL CALL OPTIONS PURCHASED (cost $90,828)		36,180

	SHORT-TERM INVESTMENTS - 1.83%	Shares
	Money Market Funds - 1.83%
FIUXX	First American Prime Obligations Fund - Class I^	7,486,673	7,486,673
	TOTAL SHORT-TERM INVESTMENTS (cost $7,486,673)		7,486,673

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 34.89%
	Investment Companies - 34.89%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	142,794,597	142,794,597
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $142,794,597)		142,794,597

	TOTAL INVESTMENTS - 133.57%		$546,689,737
	(cost $645,103,108)(a)

	KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
	The Small Cap Opportunities Portfolio
	Portfolio of Options Written - September 30, 2008 (Unaudited)

	PUT OPTIONS WRITTEN - 0.00%	Contracts	Value
SWS.OC	SWS Group Inc.
	Expiration: March 2009,
	Exercise Price: $15.00	10	$1,350
JEK.OX	Wendy's/Arby's Group, Inc. - Class A
	Expiration: March 2009,
	Exercise Price: $22.50	10	2,600
	TOTAL PUT OPTIONS WRITTEN (premiums received $3,940)		$3,950

Percentages are stated as a percent of net assets.

* - Non-income producing security.
# - Contingent value right (contingent upon profitability of company).
^ - All or a portion of the shares have been committed as collateral for written option contracts.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
+ - Security is considered illiquid. The aggregate value of such securities is $6,301 or 0.0% of net assets.
(1)This security or a portion of this security was out on loan at September 30, 2008. Total loaned securities had a market value of $134,146,372 at September 30, 2008.

(a)The cost basis of investments for federal tax purposes at September 30, 2008 was as follows@:

Cost of investments	$ 650,295,875
Gross unrealized appreciation		44,193,472
Gross unrealized depreciation		(147,799,610)
Net unrealized depreciation	$ (103,606,138)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 544,865,860	$ 3,950
Level 2 - Other significant observable inputs	1,817,576	—
Level 3 - Significant unobservable inputs	6,301	—
Total	$ 546,689,737	$ 3,950

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ —
Accrued discounts/premiums	—	—
Realized gain (loss)*	—	—
Change in unrealized appreciation	—	—
(depreciation)	—	—
Net purchases (sales)	—	—
Transfer in and/or out of Level 3	6,301	—
Balance as of 9/30/08	$ 6,301	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments - September 30, 2008 (Unaudited)

		Principal
Identifier	SHORT-TERM INVESTMENTS - 100.29%	Amount	Value

	US Government Agency Issues - 100.29%
313384J91	Federal Home Loan Bank Discount Note
	1.97%, 10/09/2008	$2,530,000	$2,529,038

313384K9	Federal Home Loan Bank Discount Note
	0.254%, 10/17/2008	15,000	14,998
	TOTAL SHORT-TERM INVESTMENTS (cost $2,544,036)		2,544,036

	TOTAL INVESTMENTS - 100.29%		$2,544,036
	(cost $2,544,036)(a)

Percentages are stated as a percent of net assets.

(a) The cost basis of investments for federal tax purposes at September 30, 2008 was as follows @:

Cost of investments	$ 2,544,036
Gross unrealized appreciation		—
Gross unrealized depreciation		—
Net unrealized appreciation	$ —

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ —	$ —
Level 2 - Other significant observable inputs	2,544,036	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 2,544,036	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - September 30, 2008 (Unaudited)

Identifier	COMMON STOCKS - 87.33%	Shares	Value

	Asian Exchanges - 4.31%
388 HK	Hong Kong Exchanges & Clearing Limited	138,000	$1,654,610
8697 JP	Osaka Securities Exchange Co., Ltd.	180	490,640
SGX SP	Singapore Exchange Limited	340,000	1,450,534
			3,595,784

	Asset Management - 19.78%
AB	AllianceBernstein Holding LP	18,000	666,180
BLK	BlackRock, Inc.(1)	7,200	1,400,400
BX	The Blackstone Group LP	80,000	1,227,200
BAM	Brookfield Asset Management Inc. - Class A	72,000	1,975,680
CNS	Cohen & Steers, Inc.(1)	54,000	1,529,820
EV	Eaton Vance Corp.	36,000	1,268,280
BEN	Franklin Resources, Inc.(1)	2,000	176,260
IVZ	Invesco Limited	4,000	83,920
JNS	Janus Capital Group, Inc.(1)	42,200	1,024,616
LM	Legg Mason, Inc.(1)	48,000	1,826,880
POW CN	Power Corporation of Canada	48,000	1,407,188
PZN	Pzena Investment Management, Inc. - Class A(1)	238,000	2,256,240
TROW	T. Rowe Price Group, Inc.(1)	7,000	375,970
URB/A CN	Urbana Corp. - Non Voting Class A*	400,000	620,155
GROW	US Global Investors, Inc. - Class A	42,000	422,100
806 HK	Value Partners Group Limited	396,000	234,596
			16,495,485

	Brokerage & Investment Banking - 2.21%
GHL	Greenhill & Co., Inc.(1)	18,000	1,327,500
LAZ	Lazard Ltd. - Class A	12,000	513,120
			1,840,620

	Capital Markets - 12.98%
BK	The Bank of New York Mellon Corp.	36,856	1,200,768
CLST LN	Collins Stewart plc	6,000	6,827
GFIG	GFI Group, Inc.(1)	2,000	9,420
JEF	Jefferies Group, Inc.(1)	324,000	7,257,600
LEHMQ	Lehman Brothers Holdings, Inc.*(1)	8,400	1,806
NTRS	Northern Trust Corp.(1)	18,000	1,299,600
STT	State Street Corporation	18,018	1,024,864
TLPR LN	Tullett Prebon plc	6,000	29,228
			10,830,113

	Commercial Banks - 5.35%
3988 HK	Bank of China Ltd. - Class H	2,912,000	1,106,319
CATY	Cathay General Bancorp(1)	3,600	85,680
CLFC	Center Financial Corporation	6,000	76,620
939 HK	China Construction Bank Corp. - Class H	2,192,000	1,422,781
EWBC	East West Bancorp, Inc.(1)	3,600	49,320
HAFC	Hanmi Financial Corporation(1)	6,800	34,340
1398 HK	Industrial & Commercial Bank of China - Class H	2,508,000	1,479,312
NARA	Nara Bancorp, Inc.	7,000	78,400
UCBH	UCBH Holdings, Inc.(1)	7,200	46,152
WIBC	Wilshire Bancorp, Inc.	7,200	87,624
			4,466,548

	Diversified Consumer Services - 1.15%
BID	Sotheby's(1)	48,000	962,880

	Diversified Financial Services - 3.14%
CLE LN	Climate Exchange plc*	36,000	656,023
CME	CME Group, Inc.(1)	1,800	668,718
IBKR	Interactive Brokers Group, Inc. - Class A*(1)	4,000	88,680
JPM	JPMorgan Chase & Co.	1,305	60,944
LSE LN	London Stock Exchange Group plc	24,000	368,226
OCX CN	Onex Corporation	30,000	774,348
			2,616,939

	Electric Utilities - 0.06%
BIP	Brookfield Infrastructure Partners LP	3,200	50,336

	European Exchanges - 2.42%
DB1 GR	Deutsche Boerse AG	2,000	179,832
OMX SS	OMX AB*	48,000	1,837,141
			2,016,973

	Finance/Banks - 0.02%
GHQ	GHL Acquisition Corporation*	2,000	18,400

	Holding Company - 2.94%
BNB CN	BAM Investments Ltd.*	33,000	362,171
BRK/A	Berkshire Hathaway Inc. - Class A*	16	2,089,600
			2,451,771

	Household Durables - 1.24%
IEP	Icahn Enterprises LP	24,000	1,033,200

	Insurance - 17.11%
ABK	Ambac Financial Group, Inc.(1)	456,000	1,062,480
LFC	China Life Insurance Co., Limited - ADR(1)	36,000	2,002,320
2628 HK	China Life Insurance Co., Limited - Class H	156,000	573,585
GLRE	Greenlight Capital Re, Ltd. - Class A*(1)	38,000	873,620
L	Loews Corporation(1)	32,000	1,263,680
MKL	Markel Corporation*	1,200	421,800
MBI	MBIA Inc.(1)	508,000	6,045,200
2318 HK	Ping An Insurance Group Company of China Limited - Class H	358,000	2,026,324
			14,269,009

	IT Services - 2.77%
BR	Broadridge Financial Solutions, Inc.	72,000	1,108,080
MA	Mastercard, Inc. - Class A(1)	4,000	709,320
V	Visa, Inc. - Class A(1)	8,000	491,120
			2,308,520

	Metals & Mining - 4.52%
FNV CN	Franco-Nevada Corporation	200,000	3,767,912

	Other Exchanges - 3.74%
ASX AU	ASX Ltd.	72,000	1,715,478
IMAREX NO	IMAREX ASA*	2,000	28,426
JSE SJ	JSE Limited	180,000	1,174,215
NZX NZ	NZX Ltd.	48,526	203,270
			3,121,389

	Publishing - 0.39%
MHP	The McGraw-Hill Companies, Inc.	6,000	189,660
MCO	Moody's Corporation(1)	4,000	136,000
			325,660

	Software - 0.78%
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,675	651,037

	State Commercial Banks - 0.04%
PFBC	Preferred Bank Los Angeles(1)	2,700	30,267

	Thrifts & Mortgage Finance - 1.94%
FRE	Federal Home Loan Mortgage Corporation	494,000	844,740
FNM	Federal National Mortgage Association	494,000	755,820
WM	Washington Mutual, Inc.*(1)	240,000	19,680
			1,620,240

	U.S. Equity Exchanges - 0.44%
NDAQ	The Nasdaq OMX Group Inc.*	12,000	366,840
	TOTAL COMMON STOCKS (cost $80,109,084)		72,839,923

	CALL OPTIONS PURCHASED - 0.05%	Contracts
	Capital Markets - .05%
STT.AH	State Street Corporation
	Expiration: January 2009, Exercise Price: $40.00	18	38,700
	TOTAL CALL OPTIONS PURCHASED (cost $56,394)		38,700

		Principal
	SHORT-TERM INVESTMENTS - 12.49%	Amount
	US Government Agency Issues - 0.86%
313384J91	Federal Home Loan Bank Discount Note
	0.458%, 10/09/2008	$218,000	217,978

313384K9	Federal Home Loan Bank Discount Note
	0.254%, 10/17/2008	500,000	499,941
			717,919
	Money Market Funds - 11.63%	Shares
FGVXX	First American Government Obligations Fund - Class Y	3,000,000	3,000,000
FIUXX	First American Prime Obligations Fund - Class I	2,844,428	2,844,428
FOCXX	First American Treasury Obligations Fund - Class Y	3,855,098	3,855,098
			9,699,526

	TOTAL SHORT-TERM INVESTMENTS (cost $10,417,445)		10,417,445

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 33.44%
	Investment Companies - 33.44%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	27,893,496	27,893,496
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $27,893,496)		27,893,496

	TOTAL INVESTMENTS - 133.31%		$111,189,564
	(cost $118,476,419)(a)

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(1)This security or a portion of this security was out on loan at September 30, 2008. Total loaned securities had a market value of $27,802,117 at September 30, 2008.

(a)The cost basis of investments for federal tax purposes at September 30, 2008 was as follows@:

Cost of investments	$ 118,659,936
Gross unrealized appreciation		7,311,744
Gross unrealized depreciation		(14,782,116)
Net unrealized depreciation	$ (7,470,372)

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 109,792,182	$ —
Level 2 - Other significant observable inputs	1,397,382	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 111,189,564	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Investments - September 30, 2008 (Unaudited)

Identifier	COMMON STOCKS - 76.01%	Shares	Value
	Building Materials - 1.46%
SPIP SP	Sinopipe Holdings Limited	1,870,000	$234,262
WAVIN NA	Wavin NV	40,000	226,937
			461,199

	Building Products - 5.09%
AMN	Ameron International Corp.	8,400	601,860
GEBN VX	Geberit AG	6,108	741,088
UNR1V FH	Uponor Oyj	21,000	262,230
			1,605,178

	Chemicals - 1.47%
HWKN	Hawkins, Inc.	1,600	28,032
YAR NO	Yara International ASA	10,200	352,446
YARIY	Yara International ASA - ADR	2,400	82,404
			462,882

	Commercial Services & Supplies - 0.54%
AENV SP	Asia Environment Holdings Limited	310,000	45,307
BIOT SP	Bio-Treat Technology Ltd.	500,000	40,018
SINO SP	Sinomem Technology Limited*	850,000	85,778
			171,103

	Construction & Engineering - 3.63%
URS	URS Corp.*	20,000	733,400
YTY1V FH	YIT Oyj	40,000	411,077
			1,144,477

	Electric Utilities - 1.02%
EDE	The Empire District Electric Co.(1)	15,000	320,250

	Electrical Equipment - 2.51%
FELE	Franklin Electric Co., Inc.(1)	11,400	507,870
ROP	Roper Industries, Inc.(1)	5,000	284,800
			792,670

	Food Products - 0.66%
HQS	HQ Sustainable Maritime Industries, Inc.*(1)	41,100	207,966

	Gas Utilities - 1.01%
GSZ FP	GDF Suez	6,205	318,818

	Health Care Equipment & Supplies - 0.46%
CMN	Cantel Medical Corp.*	15,100	145,262

	Household Durables - 0.20%
6485 JP	Maezawa Kyuso Industries Co. Ltd.	4,500	63,255

	Independent Power Producers & Energy Traders - 1.32%
APF-U CN	Algonquin Power Income Fund(1)	40,000	210,477
GLH-U CN	Great Lakes Hydro Income Fund	12,000	205,779
			416,256

	Industrial Conglomerates - 1.67%
TYC	Tyco International Ltd.	15,000	525,300

	Machinery - 18.63%
ALFA SS	Alfa Laval AB	40,500	410,920
ANDR AV	Andritz AG	15,000	633,508
ARF-U CN	Armtec Infrastructure Income Fund	22,000	410,336
DHR	Danaher Corp.(1)	8,000	555,200
FLOW	Flow International Corporation*	30,000	152,400
GRC	The Gorman-Rupp Company(1)	15,000	565,800
IEX	IDEX Corp.(1)	14,535	450,876
IR	Ingersoll-Rand Company Ltd. - Class A	15,000	467,550
ITT	ITT Corporation(1)	11,000	611,710
MPR	Met-Pro Corporation	34,800	507,732
MLI	Mueller Industries, Inc.	30,000	690,300
MWA/B	Mueller Water Products, Inc. - Class B	45,000	292,500
840 HK	Xinjiang Tianye Water Saving Irrigation System Co. Ltd. - Class H	1,430,000	125,231
			5,874,063

	Metals & Mining - 2.36%
SOLK GA	Corinth Pipeworks SA*	100,000	292,822
NWPX	Northwest Pipe Company*	8,000	348,960
PAP TB	Pacific Pipe Public Company Limited	2,286,500	101,292
			743,074

	Multi-Utilities - 7.68%
ACE IM	ACEA S.P.A.	30,000	426,562
UU/ LN	United Utilities Group PLC	75,000	926,700
VE	Veolia Environnement - ADR(1)	25,900	1,069,152
			2,422,414

	Water Utilities - 26.30%
AWR	American States Water Company	16,200	623,700
AWK	American Water Works Co., Inc.	5,000	107,500
WTR	Aqua America, Inc.(1)	33,400	593,852
ARTNA	Artesian Resources Corp. - Class A	20,610	348,927
CWT	California Water Service Group	28,200	1,085,700
SBS	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	45,000	1,275,750
CTWS	Connecticut Water Service, Inc.(1)	18,494	535,401
270 HK	Guangdong Investment Limited	1,000,000	231,814
MWC PM	Manila Water Company	1,050,000	368,225
MSEX	Middlesex Water Co.(1)	20,000	349,400
NWG LN	Northumbrian Water Group Plc	90,200	458,633
SVT LN	Severn Trent plc	13,000	312,936
SJW	SJW Corp.(1)	25,000	749,250
AGS SM	Sociedad General de Aguas de Barcelona SA - Class A	27,000	541,650
SWWC	Southwest Water Company(1)	30,000	382,500
EYAPS GA	Thessaloniki Water Supply & Sewage Co. SA	10,000	67,856
YORW	York Water Company	20,953	259,398
			8,292,492

	TOTAL COMMON STOCKS (cost $29,253,943)		23,966,659

	RIGHTS - 0.13%
	Commercial Services & Supplies - 0.13%
SEVDA FP	Suez Environnement SA
	Expiration Date: 6/22/2010*
	TOTAL RIGHTS (cost $41,043)	6,500	39,714
			39,714

		Principal
	SHORT-TERM INVESTMENTS - 27.04%	Amount
	US Government Agency Issues - 7.92%
313384J91	Federal Home Loan Bank Discount Note
	1.883%, 10/09/2008	$2,500,000	2,498,972

		Shares
	Money Market Funds - 19.12%
FGVXX	First American Government Obligations Fund - Class Y	1,078,656	1,078,656
FIUXX	First American Prime Obligations Fund - Class I	1,297,547	1,297,547
FAIXX	First American Prime Obligations Fund - Class Y	1,400,000	1,400,000
FFCXX	First American Tax Free Obligations Fund - Class Y	957,830	957,830
FOCXX	First American Treasury Obligations Fund - Class Y	1,294,385	1,294,385
			6,028,418

	TOTAL SHORT-TERM INVESTMENTS (cost $8,527,390)		8,527,390

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 17.22%
	Investment Companies - 17.22%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio	5,428,240	5,428,240
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING (cost $5,428,240)		5,428,240

	TOTAL INVESTMENTS - 120.40%		$37,962,003
	(cost $43,250,616)(a)

Percentages are stated as a percent of net assets.

* - Non-income producing security.
ADR - American Depository Receipt.
(1)This security or a portion of this security was out on loan at September 30, 2008. Total loaned securities had a market value of $5,460,273 at September 30, 2008.

(a)The cost basis of investments for federal tax purposes at September 30, 2008 was as follows@:

Cost of investments	$ 43,250,616
Gross unrealized appreciation		792,820
Gross unrealized depreciation		(6,081,433)
Net unrealized depreciation	$ (5,288,613)

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 35,189,054	$ —
Level 2 - Other significant observable inputs	2,772,949	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 37,962,003	$ —
*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - September 30, 2008 (Unaudited)

Identifier	COMMON STOCKS - 0.44%	Shares	Value

	Auto Components - 0.44%
TEN	Tenneco Inc.*	$200	$2,126
	TOTAL COMMON STOCKS (cost $4,475)		2,126

		Principal
	SHORT-TERM INVESTMENTS - 87.17%	Amount
	US Government Agency Issues - 86.06%
313384J91	Federal Home Loan Bank Discount Note ^
	1.883%, 10/09/2008	$416,000	415,829

	Money Market Funds - 1.11%	Shares
FIUXX	First American Prime Obligations Fund - Class I	5,386	5,386
	TOTAL SHORT-TERM INVESTMENTS (cost $421,215)		421,215

	TOTAL INVESTMENTS - 87.61%		$423,341
	(cost $425,690)(a)
	_________________________________________
	Percentages are stated as a percent of net assets.
	* - Non-income producing security.
	^ - All or a portion of the shares have been committed as collateral for written option contracts.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - September 30, 2008 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value

	Aerospace & Defense
BA.MM	Boeing Co.
	Expiration: January 2009, Exercise Price: $65.00	1	$1,015
NOC.WM	Northrop Grumman Corp.
	Expiration: November 2008, Exercise Price: $65.00	1	605
			1,620
	Airlines
HDZ.OC	China Southern Airlines Company Limited - ADR
	Expiration: March 2009, Exercise Price: $15.00	2	675

	Beverages
STZ.VW	Constellation Brands, Inc. - Class A
	Expiration: October 2008, Exercise Price: $17.50	2	25

	Capital Markets
BK.XH	The Bank of New York Mellon Corp.
	Expiration: December 2008, Exercise Price: $40.00	1	950
FIG.MV	Fortress Investment Group LLC - Class A
	Expiration: January 2009, Exercise Price: $12.50	3	1,245
GQG.MI	GFI Group, Inc.
	Expiration: January 2009, Exercise Price: $7.50	4	1,300
GPY.VM	The Goldman Sachs Group, Inc.
	Expiration: October 2008, Exercise Price: $165.00	1	4,000
LM.WH	Legg Mason, Inc.
	Expiration: November 2008, Exercise Price: $40.00	1	590
NRQ.VN	Northern Trust Corp.
	Expiration: October 2008, Exercise Price: $70.00	2	880
RQW.VJ	T. Rowe Price Group, Inc.
	Expiration: October 2008, Exercise Price: $50.00	1	370
QGW.XB	US Global Investors, Inc. - Class A
	Expiration: December 2008, Exercise Price: $10.00	3	728
			10,063
	Chemicals
IAQ.VK	Sigma-Aldrich Corp.
	Expiration: October 2008, Exercise Price: $55.00	1	375

	Commercial Banks
HDB.VS	HDFC Bank Ltd. - ADR
	Expiration: October 2008, Exercise Price: $95.00	1	1,240
IBN.MF	ICIC Bank Ltd. - ADR
	Expiration: January 2009, Exercise Price: $30.00	1	880
MTB.VR	M&T Bank Corporation
	Expiration: October 2008, Exercise Price: $90.00	2	1,280
			3,400
	Commercial Services & Supplies
IRM.VE	Iron Mountain Incorporated
	Expiration: October 2008, Exercise Price: $25.00	2	370

	Consumer Finance
DFS.VW	Discover Financial Services
	Expiration: October 2008, Exercise Price: $17.50	2	730

	Diversified Consumer Services
BID.VE	Sotheby's
	Expiration: October 2008, Exercise Price: $25.00	1	505

	Diversified Financial Services
LUK.MH	Leucadia National Corporation
	Expiration: January 2009, Exercise Price: $40.00	1	315
MCO.WG	Moody's Corporation
	Expiration: November 2008, Exercise Price: $35.00	1	600
			915
	Diversified Telecommunication
CN.MH	China Netcom Group Corporation (Hong Kong) Limited - ADR
	Expiration: January 2009, Exercise Price: $40.00	1	282

	Electric Utilities
AYE.VJ	Allegheny Energy, Inc.
	Expiration: October 2008, Exercise Price: $50.00	1	1,400
KEP.XC	Korea Electric Power Corporation - ADR
	Expiration: December 2008, Exercise Price: $15.00	6	1,695
			3,095
	Hotels, Restaurants & Leisure
IGT.PD	International Game Technology
	Expiration: April 2009, Exercise Price: $20.00	1	475
LVS.MH	Las Vegas Sands Corp.
	Expiration: January 2009, Exercise Price: $40.00	1	1,055
MGM.ME	MGM Mirage
	Expiration: January 2009, Exercise Price: $25.00	1	450
UWY.MR	Wynn Resorts Limited
	Expiration: January 2009, Exercise Price: $90.00	1	2,035
			4,015
	Independent Power Producers & Energy Traders
CPN.OV	Calpine Corp.
	Expiration: March 2009, Exercise Price: $12.50	3	555
HNP.MF	Huaneng Power International, Inc. - ADR
	Expiration: January 2009, Exercise Price: $30.00	2	1,110
RRI.MC	Reliant Energy Inc.
	Expiration: January 2009, Exercise Price: $15.00	2	1,560
			3,225
	Insurance
GIY.MA	AMBAC Financial Group Inc.
	Expiration: January 2009, Exercise Price: $5.00	10	3,200
AIG.MZ	American International Group
	Expiration: January 2009, Exercise Price: $19.00	1	1,550
LFC.MX	China Life Insurance Co., Limited - ADR
	Expiration: January 2009, Exercise Price: $57.50	1	740
MBI.WN	MBIA Inc.
	Expiration: November 2008, Exercise Price: $12.00	4	1,360
			6,850
	Internet Software & Services
QXB.ME	eBay, Inc.
	Expiration: January 2009, Exercise Price: $25.00	2	760

	IT Services
WU.WD	The Western Union Company
	Expiration: November 2008, Exercise Price: $20.00	4	140

	Machinery
UKU.OC	American Railcar Industries, Inc.
	Expiration: March 2009, Exercise Price: $15.00	2	435

	Media
MHP.WG	The McGraw-Hill Companies, Inc.
	Expiration: November 2008, Exercise Price: $35.00	1	500
DIS.VF	The Walt Disney Co.
	Expiration: October 2008, Exercise Price: $30.00	1	130
			630
	Metals & Mining
CMC.MD	Commercial Metals Company
	Expiration: January 2009, Exercise Price: $20.00	2	950

	Oil, Gas & Consumable Fuels
CCJ.ME	Cameco Corporation
	Expiration: January 2009, Exercise Price: $25.00	2	1,020
SNP.VR	China Petroleum & Chemical Corp. - ADR
	Expiration: October 2008, Exercise Price: $90.00	1	1,350
CEO.XL	CNOOC Limited - ADR
	Expiration: December 2008, Exercise Price: $160.00	1	4,645
ECA.VO	EnCana Corporation
	Expiration: October 2008, Exercise Price: $75.00	1	985
IMO.NI	Imperial Oil Ltd.
	Expiration: February 2009, Exercise Price: $45.00	1	575
NXY.ME	Nexen Inc.
	Expiration: January 2009, Exercise Price: $25.00	2	920
STO.ME	StatoilHydro ASA - ADR
	Expiration: January 2009, Exercise Price: $25.00	2	630
			10,125
	Real Estate Investment Trusts (REITs)
BAM.XE	Brookfield Asset Management Inc. - Class A
	Expiration: December 2008, Exercise Price: $25.00	1	140

	Road & Rail
BNI.VQ	Burlington Northern Santa Fe Corp.
	Expiration: October 2008, Exercise Price: $85.00	1	170
CSX.ML	CSX Corp.
	Expiration: January 2009, Exercise Price: $60.00	1	925
			1,095
	Specialty Retail
TIF.WH	Tiffany & Co.
	Expiration: November 2008, Exercise Price: $40.00	1	580

	Textiles, Apparel & Luxury Goods
COH.WY	Coach Inc.
	Expiration: November 2008, Exercise Price: $27.50	1	385

	Transportation Infrastructure
PAC.VH	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR
	Expiration: October 2008, Exercise Price: $40.00	1	1,480

	Transportation Services
UPS.ML	United Parcel Service - Class B
	Expiration: January 2009, Exercise Price: $60.00	1	360

	Wireless Telecommunication Services
CHU.VW	China Unicom (Hong Kong) Limited - ADR
	Expiration: October 2008, Exercise Price: $17.50	4	1,120
	TOTAL PUT OPTIONS WRITTEN (Premiums received $33,214)		$54,345

	____________________________________
	ADR - American Depository Receipt.

(a)The cost basis of investments for federal tax purposes at September 30, 2008 was as follows@:

Cost of investments	$ 425,690
Gross unrealized appreciation		—
Gross unrealized depreciation		(2,349)
Net unrealized depreciation	$ (2,349)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 7,512	$ 54,345
Level 2 - Other significant observable inputs	415,829	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 423,341	$ 54,345
*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*    /s/ Peter B. Doyle
 Peter B. Doyle, President

Date    November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Peter B. Doyle
Peter B. Doyle, President

Date    November 24, 2008

By (Signature and Title)*    /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date    November 24, 2008

* Print the name and title of each signing officer under his or her signature.